PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 14,730	$ 13,546
Capitalized borrowing costs	$ 35	$ 63
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	3.86%	3.87%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	4.01%	4.39%
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 939	$ 659
Pipeline Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 5,943	5,554
Pipeline Assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	4 years
Pipeline Assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	75 years
Pipeline Assets | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Facilities and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 6,292	5,994
Facilities and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	4 years
Facilities and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	75 years
Facilities and Equipment | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Cavern Storage and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,228	1,019
Cavern Storage and Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Cavern Storage and Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Cavern Storage and Other | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 17,080	15,576	$ 13,039
Gross carrying amount | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	939	659	1,965
Gross carrying amount | Pipeline Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,164	6,650	4,253
Gross carrying amount | Facilities and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,159	6,715	5,514
Gross carrying amount | Cavern Storage and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,478	$ 1,223	$ 1,089